Eaton Vance

California Municipal Bond Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,558	$1,778,848

Total Tax-Exempt Mortgage-Backed Securities — 0.6% (identified cost $1,749,358)		$1,778,848

Tax-Exempt Municipal Obligations — 156.4%

Security	Principal Amount (000’s omitted)	Value
Education — 12.7%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$2,569,195
Green Bonds, 5.00%, 10/1/48	3,000	3,640,170
California Educational Facilities Authority, (Pepperdine University), Prerefunded to 4/1/26, 5.00%, 10/1/46(1)	6,600	7,837,764
California State University, 5.00%, 11/1/41(1)	9,550	11,219,340
University of California, 5.00%, 5/15/46(1)	12,050	14,121,515

		$39,387,984

Electric Utilities — 0.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,431,160

		$2,431,160

Escrowed/Prerefunded — 28.0%
Beverly Hills Public Financing Authority, CA, Water Revenue, Prerefunded to 6/1/22, 5.00%, 6/1/37(1)	$5,725	$5,839,157
Burbank Unified School District, CA, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	6,900	7,310,619
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	1,225	1,487,211
Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	3,963,873
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,483,395
Palomar Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	11,615,100
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	3,011,200
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	6,118,671
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,730,357
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,519,360
San Jose-Evergreen Community College District, CA, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,114,449

Security	Principal Amount (000’s omitted)	Value
Santa Monica Community College District, CA, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	$7,500	$8,402,700
Torrance Unified School District, CA, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,064,150
Ventura County Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,304,480

		$86,964,722

General Obligations — 42.1%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,031,206
Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	2,665	3,128,071
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,963,244
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,869,067
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/48	5,000	5,843,300
California, 4.00%, 3/1/46(1)	8,000	9,430,080
Campbell Union High School District, CA, (Election of 2016), Prerefunded to 8/1/26, 5.00%, 8/1/36(1)	11,250	13,531,275
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	12,568,600
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/36(1)	7,500	8,857,950
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,422,000
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/49	1,000	1,142,120
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/44	2,500	2,929,100
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,192,526
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,769,115
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/48	3,415	3,990,974
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/42(1)	3,000	3,600,780
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	1,610	1,615,699
Perris Union High School District, CA, (Election of 2012), 3.00%, 9/1/45	3,700	3,906,793
Redding School District, CA, (Election of 2018), 5.00%, 8/1/48	2,645	3,087,244
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	525,935
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/48	2,500	2,916,800
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,829,000
San Jose Unified School District, CA, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,716,720
Santa Rosa High School District, CA, (Election of 2014), 5.00%, 8/1/41	3,495	4,101,487

		$130,969,086

Hospital — 14.0%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$5,027,159
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(1)	5,000	5,818,000
5.00%, 11/15/32	2,130	2,216,435
5.00%, 11/15/35	3,040	3,161,752
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	5,080	5,425,338
5.00%, 7/1/37	2,380	2,539,960
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46(1)	1,775	2,100,837
5.00%, 11/15/46	4,735	5,604,204
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47(1)	1,250	1,511,788
5.00%, 8/1/47	8,445	10,213,636

		$43,619,109

Security	Principal Amount (000’s omitted)	Value
Housing — 3.6%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$458,081
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,847,950
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
2.80%, 3/1/47(2)	300	274,488
3.00%, 12/1/56(2)	675	599,785
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	1,163,527
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	972,832
3.00%, 9/15/56	1,980	2,054,428

		$11,371,091

Industrial Development Revenue — 0.6%
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	$1,750	$2,009,350

		$2,009,350

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$4,004,867
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	3,075	3,306,024

		$7,310,891

Insured-General Obligations — 17.7%
Anderson Valley Unified School District, CA, (AGM), 3.00%, 8/1/35	$500	$547,455
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	428,856
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	1,058,470
Central Unified School District, CA, (Election of 2020), (AGM), 3.00%, 8/1/44	3,750	4,044,563
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	750	788,063
(BAM), 4.00%, 8/1/53	1,525	1,738,271
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,097,100
Garvey School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/45	2,440	2,846,797
(AGM), 5.00%, 8/1/48	1,610	1,878,419
Grass Valley School District, CA, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,510,360
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	750	785,115
Mountain View School District, CA, (Election of 2016):
(AGM), 4.00%, 8/1/49	1,000	1,151,520
(BAM), 5.00%, 8/1/42	1,145	1,343,131
(BAM), 5.00%, 8/1/45	1,520	1,778,582
Pomona Unified School District, CA, (Election of 2016), (BAM), 3.00%, 8/1/48	5,000	5,414,250
San Diego Unified School District, CA:
(NPFG), 0.00%, 7/1/22	2,300	2,298,252
(NPFG), 0.00%, 7/1/23	5,000	4,978,950
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/22	4,840	4,834,337
(NPFG), 0.00%, 9/1/23	4,365	4,341,647
(NPFG), 0.00%, 9/1/25	3,955	3,869,216
Union Elementary School District, CA, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,193,728

		$54,927,082

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.1%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$3,334,144

		$3,334,144

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,286,408

		$3,286,408

Senior Living/Life Care — 1.0%
California Municipal Finance Authority, (HumanGood California Obligated Group):
3.00%, 10/1/46	$1,000	$1,032,550
4.00%, 10/1/46	1,500	1,742,835
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(2)	105	106,107
5.00%, 11/15/46(2)	150	172,444

		$3,053,936

Special Tax Revenue — 13.3%
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
4.00%, 9/1/40	$175	$195,438
4.00%, 9/1/41	180	200,718
4.00%, 9/1/46	365	406,548
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	625	695,194
5.00%, 9/1/32	625	694,931
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,435,197
Ontario Community Facilities District No. 53, CA, (Tevelde Facilities), 4.00%, 9/1/51	1,325	1,501,013
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,731,801
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,387,081
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,668,893
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/51	650	739,830
Woodland Community Facilities District No. 2004-1, CA, 4.00%, 9/1/46	1,500	1,720,545

		$41,377,189

Transportation — 4.9%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$8,490,150
Riverside County Transportation Commission, CA, 4.00%, 6/1/46	535	631,423
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	6,142,300

		$15,263,873

Water and Sewer — 13.3%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$11,098,260
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,087,400
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,977,075

Security	Principal Amount (000’s omitted)	Value
Orange County Sanitation District, CA, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,151,600

		$41,314,335

Total Tax-Exempt Municipal Obligations — 156.4% (identified cost $451,227,479)		$486,620,360

Taxable Municipal Obligations — 8.5%

Security	Principal Amount (000’s omitted)	Value
Education — 1.7%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,345	$1,345,821
California State University, 3.065%, 11/1/42	1,815	1,834,493
University of California, 3.071%, 5/15/51	2,000	2,018,460

		$5,198,774

General Obligations — 2.8%
Marin Community College District, CA, 2.699%, 8/1/41	$2,000	$2,017,440
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	1,000	984,920
2.951%, 8/1/51	1,400	1,396,724
Ohlone Community College District, CA, 2.443%, 8/1/35	535	544,004
Robla School District, CA, 2.602%, 8/1/40	615	622,983
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	2,035,860
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	1,131,266

		$8,733,197

Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$1,000	$991,640

		$991,640

Insured-General Obligations — 2.0%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$5,038,750
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	1,222,237

		$6,260,987

Other Revenue — 1.3%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$1,020,060
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	960,821
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	2,012,340

		$3,993,221

Transportation — 0.4%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 1.963%, 5/15/33	$675	$642,263
San Jose, CA, Airport Revenue, 2.31%, 3/1/30	500	504,530

		$1,146,793

Total Taxable Municipal Obligations — 8.5% (identified cost $26,201,219)		$26,324,612

Security	Value

Total Investments — 165.5% (identified cost $479,178,056)	$514,723,820

Other Assets, Less Liabilities — (65.5)%	$(203,659,363)

Net Assets — 100.0%	$311,064,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $2,498,645 or 0.8% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$—	$1,778,848	$—	$1,778,848
Tax-Exempt Municipal Obligations	—	486,620,360	—	486,620,360
Taxable Municipal Obligations	—	26,324,612	—	26,324,612
Total Investments	$—	$514,723,820	$—	$514,723,820

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.